Schedule of Rental Vehicles (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Rental Vehicles, gross	$ 11,874,137	$ 9,067,885	$ 6,284,211
Less accumulated depreciation	(3,864,087)	(2,871,452)	(1,547,164)
Rental Vehicles, net	8,010,050	6,196,433	4,737,047
Vehicles [Member]
Lessor, Lease, Description [Line Items]
Rental Vehicles, gross	$ 11,874,137	$ 9,067,885	$ 6,284,211